Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Monarch Blue Chips Elite Index ETF | Monarch Blue Chips Elite Index ETF
Prospectus [Line Items]
Annual Return [Percent]	18.91%	22.43%	(20.31%)